Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of (Loss) Income Before Income Taxes	(Loss) income before income taxes
	For the year ended June 30,
	2024	2023	2022
Mainland China	2,878,314	4,350,067	17,366,634
Non- mainland China	(4,721,679)	(3,580,421)	(9,682,434)
	(1,843,365)	769,646	7,684,200

Schedule of Statutory Rate to the Company's Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the year ended June 30,
	2024	2023	2022
Mainland China statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(56.5)%	115.5%	25.8%
Effect of tax rate changes on deferred taxes	(8.9)%	7.9%	(0.3)%
Effect of mainland China preferential tax rate and tax relief	(27.0)%	(28.5)%	(10.1)%
Tax exempt income	1.6%	(5.1)%	-
Research and development credits	96.6%	(230.4)%	(18.0)%
Business insurance	(5.7)%	13.7%	1.5%
Late payment interest	(20.0)%	42.5%	0.5%
Withholding tax	(4.7)%	9.1%	-
Depreciation and amortization	(2.2)%	7.5%	0.4%
Investment gain/loss	(2.3)%	43.2%	(1.5)%
Statutory income/expense	3.9%	(6.1)%	(1.4)%
Intercompany transfers	(10.9)%	(24.7)%	10.8%
Change in valuation allowances	3.6%	43.3%	6.6%
Goodwill impairment	-	69.0%	-
Others	(1.2)%	5.8%	0.5%
Effective tax rate	(8.7)%	87.7%	39.8%

Schedule of Provision (Benefit) for Income Tax	The provision (benefit) for income tax consists of the following:
	For the year ended June 30,
	2024	2023	2022
Current income tax	878,404	410,317	2,800,162
Deferred income tax	(717,679)	264,027	245,830
Total provision for income tax expenses	160,725	674,344	3,045,992

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred tax assets and liabilities are as follows:
	As of June 30,
	2024	2023
Deferred tax assets:
Net operating loss carry forwards	1,394,349	996,177
Accrued expenses	27,184	39,516
Lease liabilities	641,646	169,375
Share of investee’s loss	27,125	27,078
Others	118,734	28,724
Valuation allowances	(935,005)	(1,009,596)
Total deferred tax assets	1,274,033	251,274

Deferred tax liabilities:
ROU assets	576,986	169,375
Intangible assets	378,344	117,781
Share of investee’s income	-	67,601
Total deferred tax liabilities	955,330	354,757

Net deferred tax assets	697,047	81,899
Net deferred tax liabilities	378,344	185,382

Schedule of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:
	2024	2023	2022
Balance at July 1	2,442,085	3,095,554	1,333,608
Increase	518,179	934,563	2,132,154
Decrease	(172,682)	(1,386,797)	(267,622)
Foreign currency translation adjustment	(6,908)	(201,235)	(102,586)
Balance at June 30	2,780,674	2,442,085	3,095,554

Schedule of Tax Payables	The Company’s tax payables consist of the following:
	As of June 30,
	2024	2023

VAT payable	761,457	654,799
Corporate income tax payable	146,030	417,445
Withholding tax payable	326,183	343,753
Disability insurance fund payable	1,035,935	1,011,958
Other tax payables	82,010	75,420
Total tax payables	2,351,615	2,503,375